Leases - Right-of-Use Assets and Accumulated Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	$ 3,129
Depreciation, right-of-use assets	(1,581)	$ (1,151)	$ (1,064)
Right-of-use asset, ending balance	7,164	3,129
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,402	5,965
Additions	5,718
Terminations Of Right-To-Use Assets	(1,873)
Lease termination		(583)
Exchange differences, right-of-use-assets	(108)	20
Right-of-use asset, ending balance	9,139	5,402	5,965
Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,273)	(1,067)
Lease termination	1,873
Exchange differences, right-of-use-assets	6	(55)
Depreciation, right-of-use assets	(1,581)	(1,151)
Right-of-use asset, ending balance	(1,975)	(2,273)	(1,067)
Properties (offices)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	3,071
Right-of-use asset, ending balance	7,080	3,071
Properties (offices) | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	5,324	5,887
Additions	5,662
Terminations Of Right-To-Use Assets	(1,873)
Lease termination		(583)
Exchange differences, right-of-use-assets	(108)	20
Right-of-use asset, ending balance	9,005	5,324	5,887
Properties (offices) | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(2,253)	(1,067)
Lease termination	1,873
Exchange differences, right-of-use-assets	6	(55)
Depreciation, right-of-use assets	(1,551)	(1,131)
Right-of-use asset, ending balance	(1,925)	(2,253)	(1,067)
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	58
Right-of-use asset, ending balance	84	58
Vehicles | Cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	78	78
Additions	56
Terminations Of Right-To-Use Assets	0
Lease termination		0
Exchange differences, right-of-use-assets	0	0
Right-of-use asset, ending balance	134	78	78
Vehicles | Accumulated amortization
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use asset, beginning balance	(20)	0
Lease termination	0
Exchange differences, right-of-use-assets	0	0
Depreciation, right-of-use assets	(30)	(20)
Right-of-use asset, ending balance	$ (50)	$ (20)	$ 0